SHARE CAPITAL (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€) shares
Disclosure of classes of share capital [line items]
Beginning balance	€ (85)
Ending balance	(101)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	3
New shares issued	0
Ending balance	3
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	420
New shares issued	0
Ending balance	€ 420
Ordinary shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares	137,867,418
Ending balance (in shares) | shares	139,962,672
Ordinary shares | Employees
Disclosure of classes of share capital [line items]
New shares issued (in shares) | shares	2,095,254